Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income(Loss) Per Ordinary share (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income		$ 67,456		$ 306,930
Net Earnings	(5,288)	(18,134,411)	$ (3,413)	(28,879,692)
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	(5,288)	(18,134,411)	(3,413)	(28,879,692)
Common Class A [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income		67,456		306,930
Net Earnings		$ 67,456		$ 306,930
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted		69,000,000		69,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 0.00		$ 0.00
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss		$ 67,456		$ 306,930
Common Class B [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Net Earnings	(5,288)	(18,134,411)	(3,413)	(28,879,692)
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	(5,288)	(18,134,411)	(3,413)	(28,879,692)
Redeemable Net Earnings		(67,456)		(306,930)
Non-Redeemable Net Loss	$ (5,288)	$ (18,201,867)	$ (3,413)	$ (29,186,622)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	1	17,250,000	17,250,000	17,250,000
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$ (5,288)	$ (1.06)	$ 0.00	$ (1.69)